COLLEGE RETIREMENT EQUITIES FUND (“CREF”)

CREF Equity Index Account
CREF Social Choice Account

SUPPLEMENT NO. 2
dated June 18, 2024, to the Statutory Prospectus dated May 1, 2024, as supplemented through May 1, 2024

Effective June 18, 2024, Lei Liao has retired and is no longer a portfolio manager of the CREF Equity Index Account and CREF Social Choice Account (the “Accounts”). Therefore, all references to Mr. Liao are hereby removed from the portfolio management team disclosure for these Accounts in the Statutory Prospectus.

Effective June 18, 2024, Nazar Romanyak has been added to the portfolio management team of the Accounts listed above. Consequently, the following is hereby added to the respective entries for each Account in the table of the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Accounts” beginning on page 22 of the Statutory Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At TIAA	Total	On Team
Nazar Romanyak, CFA
Senior Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2013 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index and ESG portfolios)	2013	2002	2024

A41712 (6/24)

COLLEGE RETIREMENT EQUITIES FUND (“CREF”)

SUPPLEMENT NO. 1
dated June 18, 2024, to the Statement of Additional Information (“SAI”) dated May 1, 2024

Effective June 18, 2024, Lei Liao has retired and is no longer a portfolio manager of the CREF Equity Index Account and CREF Social Choice Account (the “Accounts”). Therefore, all references to Mr. Liao are hereby removed from the portfolio management team disclosure for these Accounts in the SAI.

Effective June 18, 2024, Nazar Romanyak has been added to the portfolio management team of the Accounts listed above. Accordingly, the following is hereby added to the entries for each Account in the chart appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Accounts’ portfolio management” on page 58 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Account*
Equity Index Account
Nazar Romanyak**	27	6	6	$147,370	$3,637	$1,824	$0
Social Choice Account
Nazar Romanyak**	27	6	6	$149,712	$3,637	$1,824	$0

*	Includes notional amounts awarded in connection with long-term compensation awards described above.
**	This information is as of April 30, 2024.

A41713 (6/24)